Allowance for credit losses - Credit quality indicators (Details)	Dec. 31, 2020 USD ($)
Financing Receivable, Recorded Investment
2020	$ 5,860,510,000
2019	4,376,727,000
2018	3,051,726,000
2017	2,132,857,000
2016	1,812,792,000
Prior Years	9,969,061,000
Revolving Loans Amortized Cost Basis	2,091,558,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	89,965,000
Total	29,385,196,000
Construction
Financing Receivable, Recorded Investment
2020	103,663,000
2019	311,378,000
2018	197,384,000
2017	234,369,000
2016	15,952,000
Prior Years	30,546,000
Revolving Loans Amortized Cost Basis	25,473,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	918,765,000
Construction | Watch
Financing Receivable, Recorded Investment
2020	8,451,000
2019	105,000
2018	4,895,000
2017	37,015,000
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	960,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	51,426,000
Construction | Special Mention
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	3,089,000
2016	0
Prior Years	30,083,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	33,172,000
Construction | Substandard
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	20,655,000
2017	30,869,000
2016	7,560,000
Prior Years	0
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	59,084,000
Construction | Pass
Financing Receivable, Recorded Investment
2020	95,212,000
2019	311,273,000
2018	171,834,000
2017	163,396,000
2016	8,392,000
Prior Years	463,000
Revolving Loans Amortized Cost Basis	24,513,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	775,083,000
Mortgages
Financing Receivable, Recorded Investment
2020	621,095,000
2019	500,582,000
2018	283,090,000
2017	225,116,000
2016	240,056,000
Prior Years	6,020,741,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	7,890,680,000
Mortgages | Substandard
Financing Receivable, Recorded Investment
2020	783,000
2019	903,000
2018	2,393,000
2017	3,129,000
2016	4,702,000
Prior Years	172,646,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	184,556,000
Mortgages | Pass
Financing Receivable, Recorded Investment
2020	620,312,000
2019	499,679,000
2018	280,697,000
2017	221,987,000
2016	235,354,000
Prior Years	5,848,095,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	7,706,124,000
Legacy
Financing Receivable, Recorded Investment
2020	84,000
2019	0
2018	0
2017	0
2016	0
Prior Years	14,270,000
Revolving Loans Amortized Cost Basis	1,119,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	15,473,000
Legacy | Watch
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	2,996,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	2,996,000
Legacy | Special Mention
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	179,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	179,000
Legacy | Substandard
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	3,748,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	3,748,000
Legacy | Pass
Financing Receivable, Recorded Investment
2020	84,000
2019	0
2018	0
2017	0
2016	0
Prior Years	7,347,000
Revolving Loans Amortized Cost Basis	1,119,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	8,550,000
Commercial | Commercial multi-family
Financing Receivable, Recorded Investment
2020	335,989,000
2019	390,956,000
2018	255,994,000
2017	163,722,000
2016	245,782,000
Prior Years	500,599,000
Revolving Loans Amortized Cost Basis	2,949,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,895,991,000
Commercial | Commercial multi-family | Watch
Financing Receivable, Recorded Investment
2020	1,643,000
2019	16,787,000
2018	39,980,000
2017	39,713,000
2016	52,989,000
Prior Years	61,829,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	212,941,000
Commercial | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment
2020	3,122,000
2019	30,708,000
2018	4,380,000
2017	19,593,000
2016	37,745,000
Prior Years	24,623,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	120,171,000
Commercial | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment
2020	0
2019	17,376,000
2018	21,771,000
2017	1,755,000
2016	20,085,000
Prior Years	6,647,000
Revolving Loans Amortized Cost Basis	100,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	67,734,000
Commercial | Commercial multi-family | Pass
Financing Receivable, Recorded Investment
2020	331,224,000
2019	326,085,000
2018	189,863,000
2017	102,661,000
2016	134,963,000
Prior Years	407,500,000
Revolving Loans Amortized Cost Basis	2,849,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,495,145,000
Commercial | CRE non-owner occupied
Financing Receivable, Recorded Investment
2020	701,197,000
2019	506,763,000
2018	571,449,000
2017	453,632,000
2016	510,139,000
Prior Years	1,244,524,000
Revolving Loans Amortized Cost Basis	13,439,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	4,001,143,000
Commercial | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment
2020	171,017,000
2019	97,438,000
2018	104,221,000
2017	96,766,000
2016	82,443,000
Prior Years	260,678,000
Revolving Loans Amortized Cost Basis	3,155,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	815,718,000
Commercial | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment
2020	0
2019	31,091,000
2018	139,864,000
2017	44,334,000
2016	90,119,000
Prior Years	82,867,000
Revolving Loans Amortized Cost Basis	1,186,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	389,461,000
Commercial | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment
2020	44,170,000
2019	92,945,000
2018	63,294,000
2017	15,939,000
2016	70,502,000
Prior Years	159,202,000
Revolving Loans Amortized Cost Basis	95,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	446,147,000
Commercial | CRE non-owner occupied | Pass
Financing Receivable, Recorded Investment
2020	486,010,000
2019	285,289,000
2018	264,070,000
2017	296,593,000
2016	267,075,000
Prior Years	741,777,000
Revolving Loans Amortized Cost Basis	9,003,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	2,349,817,000
Commercial | CRE owner occupied
Financing Receivable, Recorded Investment
2020	352,587,000
2019	130,314,000
2018	142,209,000
2017	108,884,000
2016	201,685,000
Prior Years	989,425,000
Revolving Loans Amortized Cost Basis	18,171,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,943,275,000
Commercial | CRE owner occupied | Watch
Financing Receivable, Recorded Investment
2020	96,439,000
2019	18,585,000
2018	22,353,000
2017	13,820,000
2016	26,273,000
Prior Years	162,553,000
Revolving Loans Amortized Cost Basis	6,849,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	346,872,000
Commercial | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment
2020	850,000
2019	6,638,000
2018	441,000
2017	6,571,000
2016	282,000
Prior Years	173,545,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	188,327,000
Commercial | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment
2020	1,774,000
2019	3,333,000
2018	40,047,000
2017	1,878,000
2016	28,442,000
Prior Years	165,498,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	240,972,000
Commercial | CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	1,714,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,714,000
Commercial | CRE owner occupied | Pass
Financing Receivable, Recorded Investment
2020	253,524,000
2019	101,758,000
2018	79,368,000
2017	86,615,000
2016	146,688,000
Prior Years	486,115,000
Revolving Loans Amortized Cost Basis	11,322,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,165,390,000
Commercial | Commercial and Industrial
Financing Receivable, Recorded Investment
2020	1,816,682,000
2019	788,642,000
2018	546,905,000
2017	419,371,000
2016	301,909,000
Prior Years	883,596,000
Revolving Loans Amortized Cost Basis	1,008,766,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	5,765,871,000
Commercial | Commercial and Industrial | Watch
Financing Receivable, Recorded Investment
2020	147,682,000
2019	79,794,000
2018	182,806,000
2017	43,939,000
2016	65,164,000
Prior Years	275,413,000
Revolving Loans Amortized Cost Basis	247,307,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,042,105,000
Commercial | Commercial and Industrial | Special Mention
Financing Receivable, Recorded Investment
2020	42,366,000
2019	10,297,000
2018	19,220,000
2017	47,495,000
2016	5,717,000
Prior Years	33,084,000
Revolving Loans Amortized Cost Basis	87,900,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	246,079,000
Commercial | Commercial and Industrial | Substandard
Financing Receivable, Recorded Investment
2020	34,970,000
2019	8,748,000
2018	26,921,000
2017	26,769,000
2016	1,824,000
Prior Years	57,452,000
Revolving Loans Amortized Cost Basis	51,430,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	208,114,000
Commercial | Commercial and Industrial | Doubtful
Financing Receivable, Recorded Investment
2020	0
2019	67,000
2018	0
2017	1,000
2016	0
Prior Years	54,000
Revolving Loans Amortized Cost Basis	1,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	123,000
Commercial | Commercial and Industrial | Loss
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	13,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	13,000
Commercial | Commercial and Industrial | Pass
Financing Receivable, Recorded Investment
2020	1,591,664,000
2019	689,736,000
2018	317,958,000
2017	301,167,000
2016	229,204,000
Prior Years	517,593,000
Revolving Loans Amortized Cost Basis	622,115,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	4,269,437,000
Leasing
Financing Receivable, Recorded Investment
2020	481,164,000
2019	315,844,000
2018	210,088,000
2017	110,621,000
2016	64,572,000
Prior Years	15,372,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,197,661,000
Leasing | Substandard
Financing Receivable, Recorded Investment
2020	200,000
2019	822,000
2018	748,000
2017	913,000
2016	617,000
Prior Years	136,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	3,436,000
Leasing | Pass
Financing Receivable, Recorded Investment
2020	480,964,000
2019	315,022,000
2018	209,340,000
2017	109,708,000
2016	63,955,000
Prior Years	15,236,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,194,225,000
Consumer | Credit cards
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	919,966,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	919,966,000
Consumer | Credit cards | Substandard
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	12,798,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	12,798,000
Consumer | Credit cards | Pass
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	907,168,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	907,168,000
Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	12,715,000
Revolving Loans Amortized Cost Basis	43,005,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	43,030,000
Total	98,750,000
Consumer | Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	112,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	357,000
Total	469,000
Consumer | Home equity lines of credit | Loss
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	156,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	6,867,000
Total	7,023,000
Consumer | Home equity lines of credit | Pass
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	12,447,000
Revolving Loans Amortized Cost Basis	43,005,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	35,806,000
Total	91,258,000
Consumer | Personal loans
Financing Receivable, Recorded Investment
2020	365,080,000
2019	529,162,000
2018	197,804,000
2017	110,499,000
2016	60,169,000
Prior Years	164,846,000
Revolving Loans Amortized Cost Basis	2,490,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	46,935,000
Total	1,476,985,000
Consumer | Personal loans | Substandard
Financing Receivable, Recorded Investment
2020	1,371,000
2019	5,566,000
2018	1,906,000
2017	1,096,000
2016	989,000
Prior Years	18,653,000
Revolving Loans Amortized Cost Basis	152,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,545,000
Total	31,278,000
Consumer | Personal loans | Loss
Financing Receivable, Recorded Investment
2020	0
2019	17,000
2018	63,000
2017	12,000
2016	6,000
Prior Years	244,000
Revolving Loans Amortized Cost Basis	2,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	344,000
Consumer | Personal loans | Pass
Financing Receivable, Recorded Investment
2020	363,709,000
2019	523,579,000
2018	195,835,000
2017	109,391,000
2016	59,174,000
Prior Years	145,949,000
Revolving Loans Amortized Cost Basis	2,336,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	45,390,000
Total	1,445,363,000
Consumer | Auto Loan
Financing Receivable, Recorded Investment
2020	1,066,057,000
2019	887,372,000
2018	632,269,000
2017	301,437,000
2016	169,526,000
Prior Years	75,567,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	3,132,228,000
Consumer | Auto Loan | Substandard
Financing Receivable, Recorded Investment
2020	1,975,000
2019	6,029,000
2018	3,612,000
2017	1,760,000
2016	1,369,000
Prior Years	990,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	15,735,000
Consumer | Auto Loan | Pass
Financing Receivable, Recorded Investment
2020	1,064,082,000
2019	881,343,000
2018	628,657,000
2017	299,677,000
2016	168,157,000
Prior Years	74,577,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	3,116,493,000
Consumer | Other
Financing Receivable, Recorded Investment
2020	16,912,000
2019	15,714,000
2018	14,534,000
2017	5,206,000
2016	3,002,000
Prior Years	16,860,000
Revolving Loans Amortized Cost Basis	56,180,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	128,408,000
Consumer | Other | Substandard
Financing Receivable, Recorded Investment
2020	0
2019	16,000
2018	1,376,000
2017	240,000
2016	174,000
Prior Years	13,075,000
Revolving Loans Amortized Cost Basis	20,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	14,901,000
Consumer | Other | Pass
Financing Receivable, Recorded Investment
2020	16,912,000
2019	15,698,000
2018	13,158,000
2017	4,966,000
2016	2,828,000
Prior Years	3,785,000
Revolving Loans Amortized Cost Basis	56,160,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	113,507,000
Puerto Rico
Financing Receivable, Recorded Investment
2020	4,144,156,000
2019	2,806,059,000
2018	1,891,507,000
2017	1,314,086,000
2016	1,073,436,000
Prior Years	8,371,837,000
Revolving Loans Amortized Cost Basis	1,925,264,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	46,935,000
Total	21,573,280,000
Puerto Rico | Construction
Financing Receivable, Recorded Investment
2020	15,723,000
2019	22,513,000
2018	8,318,000
2017	85,079,000
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	25,473,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	157,106,000
Puerto Rico | Construction | Watch
Financing Receivable, Recorded Investment
2020	0
2019	105,000
2018	4,895,000
2017	0
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	960,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	5,960,000
Puerto Rico | Construction | Substandard
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	21,497,000
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	21,497,000
Puerto Rico | Construction | Pass
Financing Receivable, Recorded Investment
2020	15,723,000
2019	22,408,000
2018	3,423,000
2017	63,582,000
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	24,513,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	129,649,000
Puerto Rico | Mortgages
Financing Receivable, Recorded Investment
2020	264,227,000
2019	225,293,000
2018	178,709,000
2017	215,779,000
2016	230,198,000
Prior Years	5,655,937,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	6,770,143,000
Puerto Rico | Mortgages | Substandard
Financing Receivable, Recorded Investment
2020	754,000
2019	903,000
2018	1,172,000
2017	3,129,000
2016	4,374,000
Prior Years	159,359,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	169,691,000
Puerto Rico | Mortgages | Pass
Financing Receivable, Recorded Investment
2020	263,473,000
2019	224,390,000
2018	177,537,000
2017	212,650,000
2016	225,824,000
Prior Years	5,496,578,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	6,600,452,000
Puerto Rico | Commercial | Commercial multi-family
Financing Receivable, Recorded Investment
2020	5,216,000
2019	36,433,000
2018	26,051,000
2017	2,106,000
2016	2,563,000
Prior Years	79,811,000
Revolving Loans Amortized Cost Basis	100,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	152,280,000
Puerto Rico | Commercial | Commercial multi-family | Watch
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	460,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	460,000
Puerto Rico | Commercial | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	4,160,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	4,160,000
Puerto Rico | Commercial | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	400,000
Revolving Loans Amortized Cost Basis	100,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	500,000
Puerto Rico | Commercial | Commercial multi-family | Pass
Financing Receivable, Recorded Investment
2020	5,216,000
2019	36,433,000
2018	26,051,000
2017	2,106,000
2016	2,563,000
Prior Years	74,791,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	147,160,000
Puerto Rico | Commercial | CRE non-owner occupied
Financing Receivable, Recorded Investment
2020	292,683,000
2019	227,580,000
2018	218,765,000
2017	135,882,000
2016	207,789,000
Prior Years	918,251,000
Revolving Loans Amortized Cost Basis	6,383,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	2,007,333,000
Puerto Rico | Commercial | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment
2020	160,960,000
2019	73,561,000
2018	27,592,000
2017	40,654,000
2016	33,277,000
Prior Years	197,912,000
Revolving Loans Amortized Cost Basis	2,100,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	536,056,000
Puerto Rico | Commercial | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment
2020	0
2019	26,331,000
2018	124,560,000
2017	29,711,000
2016	19,895,000
Prior Years	62,839,000
Revolving Loans Amortized Cost Basis	836,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	264,172,000
Puerto Rico | Commercial | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment
2020	43,399,000
2019	74,303,000
2018	26,799,000
2017	4,932,000
2016	29,974,000
Prior Years	130,218,000
Revolving Loans Amortized Cost Basis	95,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	309,720,000
Puerto Rico | Commercial | CRE non-owner occupied | Pass
Financing Receivable, Recorded Investment
2020	88,324,000
2019	53,385,000
2018	39,814,000
2017	60,585,000
2016	124,643,000
Prior Years	527,282,000
Revolving Loans Amortized Cost Basis	3,352,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	897,385,000
Puerto Rico | Commercial | CRE owner occupied
Financing Receivable, Recorded Investment
2020	303,510,000
2019	73,412,000
2018	84,264,000
2017	76,063,000
2016	165,352,000
Prior Years	882,806,000
Revolving Loans Amortized Cost Basis	13,488,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,598,895,000
Puerto Rico | Commercial | CRE owner occupied | Watch
Financing Receivable, Recorded Investment
2020	96,046,000
2019	10,319,000
2018	14,412,000
2017	9,760,000
2016	9,584,000
Prior Years	146,445,000
Revolving Loans Amortized Cost Basis	2,627,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	289,193,000
Puerto Rico | Commercial | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment
2020	850,000
2019	6,638,000
2018	249,000
2017	6,571,000
2016	282,000
Prior Years	172,078,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	186,668,000
Puerto Rico | Commercial | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment
2020	1,774,000
2019	2,181,000
2018	37,686,000
2017	1,878,000
2016	27,094,000
Prior Years	145,193,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	215,806,000
Puerto Rico | Commercial | CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	1,714,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,714,000
Puerto Rico | Commercial | CRE owner occupied | Pass
Financing Receivable, Recorded Investment
2020	204,840,000
2019	54,274,000
2018	31,917,000
2017	57,854,000
2016	128,392,000
Prior Years	417,376,000
Revolving Loans Amortized Cost Basis	10,861,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	905,514,000
Puerto Rico | Commercial | Commercial and Industrial
Financing Receivable, Recorded Investment
2020	1,374,206,000
2019	583,143,000
2018	348,626,000
2017	281,123,000
2016	172,144,000
Prior Years	570,353,000
Revolving Loans Amortized Cost Basis	899,513,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	4,229,108,000
Puerto Rico | Commercial | Commercial and Industrial | Watch
Financing Receivable, Recorded Investment
2020	131,556,000
2019	77,821,000
2018	182,776,000
2017	40,318,000
2016	63,968,000
Prior Years	267,856,000
Revolving Loans Amortized Cost Basis	243,335,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,007,630,000
Puerto Rico | Commercial | Commercial and Industrial | Special Mention
Financing Receivable, Recorded Investment
2020	28,310,000
2019	10,297,000
2018	19,220,000
2017	45,861,000
2016	910,000
Prior Years	28,507,000
Revolving Loans Amortized Cost Basis	86,263,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	219,368,000
Puerto Rico | Commercial | Commercial and Industrial | Substandard
Financing Receivable, Recorded Investment
2020	32,941,000
2019	2,180,000
2018	26,921,000
2017	26,769,000
2016	1,824,000
Prior Years	55,220,000
Revolving Loans Amortized Cost Basis	49,036,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	194,891,000
Puerto Rico | Commercial | Commercial and Industrial | Doubtful
Financing Receivable, Recorded Investment
2020	0
2019	67,000
2018	0
2017	1,000
2016	0
Prior Years	54,000
Revolving Loans Amortized Cost Basis	1,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	123,000
Puerto Rico | Commercial | Commercial and Industrial | Loss
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	13,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	13,000
Puerto Rico | Commercial | Commercial and Industrial | Pass
Financing Receivable, Recorded Investment
2020	1,181,399,000
2019	492,778,000
2018	119,709,000
2017	168,174,000
2016	105,442,000
Prior Years	218,716,000
Revolving Loans Amortized Cost Basis	520,865,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	2,807,083,000
Puerto Rico | Leasing
Financing Receivable, Recorded Investment
2020	481,164,000
2019	315,844,000
2018	210,088,000
2017	110,621,000
2016	64,572,000
Prior Years	15,372,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,197,661,000
Puerto Rico | Leasing | Substandard
Financing Receivable, Recorded Investment
2020	200,000
2019	822,000
2018	748,000
2017	913,000
2016	617,000
Prior Years	136,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	3,436,000
Puerto Rico | Leasing | Pass
Financing Receivable, Recorded Investment
2020	480,964,000
2019	315,022,000
2018	209,340,000
2017	109,708,000
2016	63,955,000
Prior Years	15,236,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,194,225,000
Puerto Rico | Consumer | Credit cards
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	919,935,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	919,935,000
Puerto Rico | Consumer | Credit cards | Substandard
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	12,798,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	12,798,000
Puerto Rico | Consumer | Credit cards | Pass
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	907,137,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	907,137,000
Puerto Rico | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	540,000
Revolving Loans Amortized Cost Basis	3,639,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	4,179,000
Puerto Rico | Consumer | Home equity lines of credit | Pass
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	540,000
Revolving Loans Amortized Cost Basis	3,639,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	4,179,000
Puerto Rico | Consumer | Personal loans
Financing Receivable, Recorded Investment
2020	324,458,000
2019	418,755,000
2018	169,883,000
2017	100,790,000
2016	58,290,000
Prior Years	156,340,000
Revolving Loans Amortized Cost Basis	2,296,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	46,935,000
Total	1,277,747,000
Puerto Rico | Consumer | Personal loans | Substandard
Financing Receivable, Recorded Investment
2020	1,288,000
2019	4,782,000
2018	1,741,000
2017	1,022,000
2016	971,000
Prior Years	18,647,000
Revolving Loans Amortized Cost Basis	152,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,545,000
Total	30,148,000
Puerto Rico | Consumer | Personal loans | Pass
Financing Receivable, Recorded Investment
2020	323,170,000
2019	413,973,000
2018	168,142,000
2017	99,768,000
2016	57,319,000
Prior Years	137,693,000
Revolving Loans Amortized Cost Basis	2,144,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	45,390,000
Total	1,247,599,000
Puerto Rico | Consumer | Auto Loan
Financing Receivable, Recorded Investment
2020	1,066,057,000
2019	887,372,000
2018	632,269,000
2017	301,437,000
2016	169,526,000
Prior Years	75,567,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	3,132,228,000
Puerto Rico | Consumer | Auto Loan | Substandard
Financing Receivable, Recorded Investment
2020	1,975,000
2019	6,029,000
2018	3,612,000
2017	1,760,000
2016	1,369,000
Prior Years	990,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	15,735,000
Puerto Rico | Consumer | Auto Loan | Pass
Financing Receivable, Recorded Investment
2020	1,064,082,000
2019	881,343,000
2018	628,657,000
2017	299,677,000
2016	168,157,000
Prior Years	74,577,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	3,116,493,000
Puerto Rico | Consumer | Other
Financing Receivable, Recorded Investment
2020	16,912,000
2019	15,714,000
2018	14,534,000
2017	5,206,000
2016	3,002,000
Prior Years	16,860,000
Revolving Loans Amortized Cost Basis	54,437,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	126,665,000
Puerto Rico | Consumer | Other | Substandard
Financing Receivable, Recorded Investment
2020	0
2019	16,000
2018	1,376,000
2017	240,000
2016	174,000
Prior Years	13,075,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	14,881,000
Puerto Rico | Consumer | Other | Pass
Financing Receivable, Recorded Investment
2020	16,912,000
2019	15,698,000
2018	13,158,000
2017	4,966,000
2016	2,828,000
Prior Years	3,785,000
Revolving Loans Amortized Cost Basis	54,437,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	111,784,000
Popular U.S.
Financing Receivable, Recorded Investment
2020	1,716,354,000
2019	1,570,668,000
2018	1,160,219,000
2017	818,771,000
2016	739,356,000
Prior Years	1,597,224,000
Revolving Loans Amortized Cost Basis	166,294,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	43,030,000
Total	7,811,916,000
Popular U.S. | Construction
Financing Receivable, Recorded Investment
2020	87,940,000
2019	288,865,000
2018	189,066,000
2017	149,290,000
2016	15,952,000
Prior Years	30,546,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	761,659,000
Popular U.S. | Construction | Watch
Financing Receivable, Recorded Investment
2020	8,451,000
2019	0
2018	0
2017	37,015,000
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	45,466,000
Popular U.S. | Construction | Special Mention
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	3,089,000
2016	0
Prior Years	30,083,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	33,172,000
Popular U.S. | Construction | Substandard
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	20,655,000
2017	9,372,000
2016	7,560,000
Prior Years	0
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	37,587,000
Popular U.S. | Construction | Pass
Financing Receivable, Recorded Investment
2020	79,489,000
2019	288,865,000
2018	168,411,000
2017	99,814,000
2016	8,392,000
Prior Years	463,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	645,434,000
Popular U.S. | Mortgages
Financing Receivable, Recorded Investment
2020	356,868,000
2019	275,289,000
2018	104,381,000
2017	9,337,000
2016	9,858,000
Prior Years	364,804,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,120,537,000
Popular U.S. | Mortgages | Substandard
Financing Receivable, Recorded Investment
2020	29,000
2019	0
2018	1,221,000
2017	0
2016	328,000
Prior Years	13,287,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	14,865,000
Popular U.S. | Mortgages | Pass
Financing Receivable, Recorded Investment
2020	356,839,000
2019	275,289,000
2018	103,160,000
2017	9,337,000
2016	9,530,000
Prior Years	351,517,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,105,672,000
Popular U.S. | Legacy
Financing Receivable, Recorded Investment
2020	84,000
2019	0
2018	0
2017	0
2016	0
Prior Years	14,270,000
Revolving Loans Amortized Cost Basis	1,119,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	15,473,000
Popular U.S. | Legacy | Watch
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	2,996,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	2,996,000
Popular U.S. | Legacy | Special Mention
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	179,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	179,000
Popular U.S. | Legacy | Substandard
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	3,748,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	3,748,000
Popular U.S. | Legacy | Pass
Financing Receivable, Recorded Investment
2020	84,000
2019	0
2018	0
2017	0
2016	0
Prior Years	7,347,000
Revolving Loans Amortized Cost Basis	1,119,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	8,550,000
Popular U.S. | Commercial | Commercial multi-family
Financing Receivable, Recorded Investment
2020	330,773,000
2019	354,523,000
2018	229,943,000
2017	161,616,000
2016	243,219,000
Prior Years	420,788,000
Revolving Loans Amortized Cost Basis	2,849,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,743,711,000
Popular U.S. | Commercial | Commercial multi-family | Watch
Financing Receivable, Recorded Investment
2020	1,643,000
2019	16,787,000
2018	39,980,000
2017	39,713,000
2016	52,989,000
Prior Years	61,369,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	212,481,000
Popular U.S. | Commercial | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment
2020	3,122,000
2019	30,708,000
2018	4,380,000
2017	19,593,000
2016	37,745,000
Prior Years	20,463,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	116,011,000
Popular U.S. | Commercial | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment
2020	0
2019	17,376,000
2018	21,771,000
2017	1,755,000
2016	20,085,000
Prior Years	6,247,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	67,234,000
Popular U.S. | Commercial | Commercial multi-family | Pass
Financing Receivable, Recorded Investment
2020	326,008,000
2019	289,652,000
2018	163,812,000
2017	100,555,000
2016	132,400,000
Prior Years	332,709,000
Revolving Loans Amortized Cost Basis	2,849,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,347,985,000
Popular U.S. | Commercial | CRE non-owner occupied
Financing Receivable, Recorded Investment
2020	408,514,000
2019	279,183,000
2018	352,684,000
2017	317,750,000
2016	302,350,000
Prior Years	326,273,000
Revolving Loans Amortized Cost Basis	7,056,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,993,810,000
Popular U.S. | Commercial | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment
2020	10,057,000
2019	23,877,000
2018	76,629,000
2017	56,112,000
2016	49,166,000
Prior Years	62,766,000
Revolving Loans Amortized Cost Basis	1,055,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	279,662,000
Popular U.S. | Commercial | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment
2020	0
2019	4,760,000
2018	15,304,000
2017	14,623,000
2016	70,224,000
Prior Years	20,028,000
Revolving Loans Amortized Cost Basis	350,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	125,289,000
Popular U.S. | Commercial | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment
2020	771,000
2019	18,642,000
2018	36,495,000
2017	11,007,000
2016	40,528,000
Prior Years	28,984,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	136,427,000
Popular U.S. | Commercial | CRE non-owner occupied | Pass
Financing Receivable, Recorded Investment
2020	397,686,000
2019	231,904,000
2018	224,256,000
2017	236,008,000
2016	142,432,000
Prior Years	214,495,000
Revolving Loans Amortized Cost Basis	5,651,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,452,432,000
Popular U.S. | Commercial | CRE owner occupied
Financing Receivable, Recorded Investment
2020	49,077,000
2019	56,902,000
2018	57,945,000
2017	32,821,000
2016	36,333,000
Prior Years	106,619,000
Revolving Loans Amortized Cost Basis	4,683,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	344,380,000
Popular U.S. | Commercial | CRE owner occupied | Watch
Financing Receivable, Recorded Investment
2020	393,000
2019	8,266,000
2018	7,941,000
2017	4,060,000
2016	16,689,000
Prior Years	16,108,000
Revolving Loans Amortized Cost Basis	4,222,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	57,679,000
Popular U.S. | Commercial | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	192,000
2017	0
2016	0
Prior Years	1,467,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,659,000
Popular U.S. | Commercial | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment
2020	0
2019	1,152,000
2018	2,361,000
2017	0
2016	1,348,000
Prior Years	20,305,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	25,166,000
Popular U.S. | Commercial | CRE owner occupied | Pass
Financing Receivable, Recorded Investment
2020	48,684,000
2019	47,484,000
2018	47,451,000
2017	28,761,000
2016	18,296,000
Prior Years	68,739,000
Revolving Loans Amortized Cost Basis	461,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	259,876,000
Popular U.S. | Commercial | Commercial and Industrial
Financing Receivable, Recorded Investment
2020	442,476,000
2019	205,499,000
2018	198,279,000
2017	138,248,000
2016	129,765,000
Prior Years	313,243,000
Revolving Loans Amortized Cost Basis	109,253,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,536,763,000
Popular U.S. | Commercial | Commercial and Industrial | Watch
Financing Receivable, Recorded Investment
2020	16,126,000
2019	1,973,000
2018	30,000
2017	3,621,000
2016	1,196,000
Prior Years	7,557,000
Revolving Loans Amortized Cost Basis	3,972,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	34,475,000
Popular U.S. | Commercial | Commercial and Industrial | Special Mention
Financing Receivable, Recorded Investment
2020	14,056,000
2019	0
2018	0
2017	1,634,000
2016	4,807,000
Prior Years	4,577,000
Revolving Loans Amortized Cost Basis	1,637,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	26,711,000
Popular U.S. | Commercial | Commercial and Industrial | Substandard
Financing Receivable, Recorded Investment
2020	2,029,000
2019	6,568,000
2018	0
2017	0
2016	0
Prior Years	2,232,000
Revolving Loans Amortized Cost Basis	2,394,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	13,223,000
Popular U.S. | Commercial | Commercial and Industrial | Pass
Financing Receivable, Recorded Investment
2020	410,265,000
2019	196,958,000
2018	198,249,000
2017	132,993,000
2016	123,762,000
Prior Years	298,877,000
Revolving Loans Amortized Cost Basis	101,250,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,462,354,000
Popular U.S. | Consumer | Credit cards
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	31,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	31,000
Popular U.S. | Consumer | Credit cards | Pass
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	31,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	31,000
Popular U.S. | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	12,175,000
Revolving Loans Amortized Cost Basis	39,366,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	43,030,000
Total	94,571,000
Popular U.S. | Consumer | Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	112,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	357,000
Total	469,000
Popular U.S. | Consumer | Home equity lines of credit | Loss
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	156,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	6,867,000
Total	7,023,000
Popular U.S. | Consumer | Home equity lines of credit | Pass
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	11,907,000
Revolving Loans Amortized Cost Basis	39,366,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	35,806,000
Total	87,079,000
Popular U.S. | Consumer | Personal loans
Financing Receivable, Recorded Investment
2020	40,622,000
2019	110,407,000
2018	27,921,000
2017	9,709,000
2016	1,879,000
Prior Years	8,506,000
Revolving Loans Amortized Cost Basis	194,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	199,238,000
Popular U.S. | Consumer | Personal loans | Substandard
Financing Receivable, Recorded Investment
2020	83,000
2019	784,000
2018	165,000
2017	74,000
2016	18,000
Prior Years	6,000
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,130,000
Popular U.S. | Consumer | Personal loans | Loss
Financing Receivable, Recorded Investment
2020	0
2019	17,000
2018	63,000
2017	12,000
2016	6,000
Prior Years	244,000
Revolving Loans Amortized Cost Basis	2,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	344,000
Popular U.S. | Consumer | Personal loans | Pass
Financing Receivable, Recorded Investment
2020	40,539,000
2019	109,606,000
2018	27,693,000
2017	9,623,000
2016	1,855,000
Prior Years	8,256,000
Revolving Loans Amortized Cost Basis	192,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	197,764,000
Popular U.S. | Consumer | Other
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	1,743,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,743,000
Popular U.S. | Consumer | Other | Substandard
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	20,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	20,000
Popular U.S. | Consumer | Other | Pass
Financing Receivable, Recorded Investment
2020	0
2019	0
2018	0
2017	0
2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	1,723,000
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	$ 1,723,000